Long-term investments (Detail) CAD in Thousands, $ in Thousands	Dec. 31, 2015 CAD	Dec. 31, 2015 USD ($)	Oct. 19, 2015	Dec. 31, 2014 CAD	Nov. 30, 2014	Nov. 14, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 52,473			CAD 6,598
Available-for-sale investment	2,946			137
Notes receivable	119,383			39,510
Total long-term investments	174,802			46,245
Less current portion	0			(2,966)
Total long-term investments	174,802			43,279
Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	96,924			17,582
Notes Receivable | Red Lily Senior loan, interest at 6.31%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	CAD 11,588			11,588
Note receivable interest rate	6.31%	6.31%
Notes Receivable | Red Lily Subordinated loan, interest at 12.5%
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	CAD 6,565			6,565
Note receivable interest rate	12.50%	12.50%
Notes Receivable | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable	CAD 4,306			3,775
50% interest in Odell Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 42,287			2,267
Equity interest	50.00%	50.00%				50.00%
50% interest in Odell Wind Project | Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $		$ 62,751
50% Interest in Deerfield Wind Project
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 2,240			0
Equity interest	50.00%	50.00%	50.00%
50% Interest in Deerfield Wind Project | Notes Receivable | Development loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable | $		$ 7,281
Interest in Natural Gas Pipeline Development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 5,623			1,063
Equity interest					2.50%
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Equity-method investees	CAD 2,323			CAD 3,268